Securitizations and Variable Interest Entities - Classification of Consolidated VIEs' Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Assets
Cash and cash equivalents		¥ 3,476,261	¥ 1,315,408	¥ 1,489,792	¥ 805,087
Trading assets
Derivatives	[1]	1,372,000	1,586,000
Private equity investments		30,578	48,727
Securities purchased under agreements to resell		9,205,165	8,481,474
Office buildings, land, equipment and facilities		355,507	401,069
Other		974,511	822,566
Trading liabilities
Derivatives	[1],[2]	1,047,000	1,325,000
Securities sold under agreements to repurchase		14,192,309	12,217,144
Borrowings
Short-term borrowings	[3]	662,902	662,256
Long-term borrowings		8,129,559	8,336,296
Variable Interest Entity, primary beneficiary [Member]
Assets
Cash and cash equivalents		3,000	9,000
Trading assets
Equities		530,000	461,000
Debt securities		756,000	473,000
CMBS and RMBS		22,000	71,000
Derivatives		1,000	2,000
Private equity investments		¥ 1,000	1,000
Securities purchased under agreements to resell			1,000
Office buildings, land, equipment and facilities		¥ 3,000	15,000
Other		7,000	24,000
Total		¥ 1,323,000	1,057,000
Trading liabilities
Debt securities			1,000
Derivatives		¥ 3,000	11,000
Securities sold under agreements to repurchase			¥ 1,000
Borrowings
Short-term borrowings		¥ 65,000
Long-term borrowings		744,000	¥ 750,000
Other		2,000	2,000
Total		¥ 814,000	¥ 765,000

[1]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments-Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[3]	Includes secured borrowings of \17,284 million as of March 31, 2015 and \82,861 million as of March 31, 2016.